UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2007

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2006 (Unaudited)

	Shares or
	Face Amount			Value
		COMMON STOCKS - 0.21%
		Energy - 0.21%
		Energy Equipment & Services - 0.21%
	17,025	Eagle Geophysical, Inc. (a)(c)		$400,088
		Total Energy		400,088

		TOTAL COMMON STOCKS (Cost $0)		400,088

		CONVERTIBLE PREFERRED STOCKS - 4.06%
		Financials - 3.10%
		Commercial Banks - 3.10%
	118,200	Boston Private Capital Trust I		5,850,900
		Total Financials		5,850,900

		Materials - 0.96%
		Chemicals - 0.96%
	76,200	ICO, Inc. (a)		1,809,750
		Total Materials		1,809,750

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,224,769)		7,660,650

		PREFERRED STOCKS - 0.00%
		Consumer Discretionary - 0.00%
		Media - 0.00%
	7,250	Adelphia Communications Corp. (a)		3,625
		Total Consumer Discretionary		3,625

		TOTAL PREFERRED STOCKS (Cost $719,125)		3,625

		CORPORATE BONDS - 67.22%
		Consumer Discretionary - 39.63%
		Automobiles - 4.40%
		Ford Motor Credit Company
	$4,700,000	7.375%, 10/28/2009		4,348,417
		General Motors Acceptance Corp.
	4,195,000	6.875%, 08/28/2012		3,957,223
				8,305,640
		Distributors - 1.78%
		Inergy L.P./Inergy Finance Corp.
	3,600,000	6.875%, 12/15/2014		3,366,000

		Hotels, Restaurants & Leisure - 14.27%
		Aztar Corp.
	1,700,000	7.875%, 06/15/2014		1,806,250
		Circus Circus
	3,100,000	7.625%, 07/15/2013		3,084,500
		Host Marriott LP
	2,185,000	9.250%, 10/01/2007		2,264,206
		Isle of Capri Casinos
	4,025,000	7.000%, 03/01/2014		3,818,719
		Las Vegas Sands Corp.
	925,000	6.375%, 02/15/2015		862,563
		Mandalay Resort Group
	460,000	10.250%, 08/01/2007		478,975
		MGM Mirage
	180,000	8.375%, 02/01/2011		185,400
		Mikohn Gaming Corp.
	3,211,000	11.875%, 08/15/2008		3,243,110
		Park Place Entertainment Corp.
	300,000	8.875%, 09/15/2008		315,750
	595,000	8.125%, 05/15/2011		629,956
		Penn National Gaming, Inc.
	1,480,000	6.750%, 03/01/2015		1,387,500
		Royal Caribbean Cruises Ltd.
	3,930,000	7.500%, 10/15/2027		3,788,622
		Trump Entertainment Resorts, Inc.
	5,275,000	8.500%, 06/01/2015		5,096,969
				26,962,520

		Household Durables - 4.36%
		Jarden Corp.
	2,200,000	9.750%, 05/01/2012		2,255,000
		Rent-A-Center, Inc.
	5,100,000	7.500%, 05/01/2010		5,100,000
		Rent-Way, Inc.
	850,000	11.875%, 06/15/2010		878,687
				8,233,687

		Leisure Equipment & Products - 1.37%
		Pinnacle Entertainment, Inc.
	2,570,000	8.250%, 03/15/2012		2,589,275

		Media - 0.83%
		Fisher Communications, Inc.
	175,000	8.625%, 09/15/2014		182,000

		XM Satellite Radio, Inc.
	1,500,000	9.750%, 05/01/2014 (Acquired 04/21/2006 - 05/04/2006, Cost $1,496,303) (b)		1,380,000

		Multiline Retail - 0.01%
		Wal-Mart Stores
	12,000	8.750%, 12/29/2006		12,021

		Specialty Retail - 5.56%
		Autonation, Inc.
	100,000	7.000%, 04/15/2014 (Acquired 04/05/2006, Cost $100,000) (b)		99,000
		Central Garden and Pet Co.
	4,500,000	9.125%, 02/01/2013		4,657,500
		FTD, Inc.
	4,000,000	7.750%, 02/15/2014		3,960,000
		GSC Holdings Corp.
	1,770,000	8.000%, 10/01/2012		1,778,850
				10,495,350

		Textiles, Apparel & Luxury Goods - 6.16%
		Interface, Inc.
	2,250,000	10.375%, 02/01/2010		2,472,187
	3,570,000	9.500%, 02/01/2014		3,703,875
		Oxford Industries, Inc.
	2,325,000	8.875%, 06/01/2011		2,336,625
		Phillips Van-Heusen
	3,120,000	7.750%, 11/15/2023		3,127,800
				11,640,487

		Wireless Telecommunication Services - 0.89%
		Rogers Wireless, Inc.
	1,665,000	7.500%, 03/15/2015		1,689,975
		Total Consumer Discretionary		74,856,955

		Consumer Staples - 6.05%
		Food & Staples Retailing - 1.38%
		Rite Aid Corp.
	2,700,000	7.500%, 01/15/2015		2,605,500

		Food Products - 0.59%
		Pilgrim's Pride Corp.
	1,110,000	9.250%, 11/15/2013		1,112,775

		Household Products - 3.04%
		Prestige Brands, Inc.
	2,350,000	9.250%, 04/15/2012		2,314,750
		Spectrum Brands, Inc.
	185,000	8.500%, 10/01/2013		159,100
	4,000,000	7.375%, 02/01/2015		3,270,000
				5,743,850

		Personal Products - 1.04%
		Elizabeth Arden, Inc.
	2,000,000	7.750%, 01/15/2014		1,975,000
		Total Consumer Staples		11,437,125

		Energy - 7.79%
		Oil & Gas - 7.79%
		Giant Industries, Inc.
	4,615,000	8.000%, 05/15/2014		4,580,387
		The Premcor Refining Group, Inc.
	2,200,000	9.250%, 02/01/2010		2,342,206
	450,000	9.500%, 02/01/2013		492,178
	2,530,000	7.500%, 06/15/2015		2,615,620
		Swift Energy Co.
	300,000	9.375%, 05/01/2012		318,000
		United Refining Co.
	4,200,000	10.500%, 08/15/2012		4,368,000
		Total Energy		14,716,391

		Financials - 0.76%
		Capital Markets - 0.76%
		E*Trade Financial Corp.
	1,400,000	7.875%, 12/01/2015		1,442,000
		Total Financials		1,442,000

		Health Care - 3.64%
		Health Care Equipment & Supplies - 0.35%
		Inverness Medical Innovations, Inc.
	680,000	8.750%, 02/15/2012		663,000

		Pharmaceuticals - 3.29%
		Warner Chilcott Corp.
	6,000,000	8.750%, 02/01/2015		6,210,000
		Total Health Care		6,873,000

		Industrials - 7.94%
		Commercial Services & Supplies - 7.94%
		Allied Waste North America
	867,000	9.250%, 09/01/2012		923,355
	3,600,000	7.875%, 04/15/2013		3,618,000
		Greenbrier Companies, Inc.
	2,715,000	8.375%, 05/15/2015		2,786,269
		Iron Mountain, Inc.
	1,350,000	8.625%, 04/01/2013		1,356,750
	4,875,000	7.750%, 01/15/2015		4,680,000
		Mobile Mini, Inc.
	822,000	9.500%, 07/01/2013		883,650
		Williams Scotsman, Inc.
	750,000	8.500%, 10/01/2015		744,375
		Total Industrials		14,992,399

		Materials - 1.41%
		Construction Materials - 1.41%
		U.S. Concrete, Inc.
	2,615,000	8.375%, 04/01/2014		2,654,225
		Total Materials		2,654,225

		TOTAL CORPORATE BONDS (Cost $126,230,290)		126,972,095

		CONVERTIBLE BONDS - 20.52%
		Consumer Discretionary - 7.72%
		Leisure Equipment & Products - 2.47%
		WMS Industries, Inc.
	3,140,000	2.750%, 07/15/2010		4,670,750

		Media - 3.82%
		Lions Gate Entertainment Corp.
	700,000	4.875%, 12/15/2010		1,142,750
	6,500,000	2.938%, 10/15/2024		6,069,375
				7,212,125

		Specialty Retail - 1.43%
		Best Buy
	2,175,000	2.250%, 01/15/2022		2,694,281
		Total Consumer Discretionary		14,577,156

		Energy - 0.08%
		Energy Equipment & Services - 0.08%
		Moran Energy, Inc.
	161,000	8.750%, 01/15/2008		158,585
		Total Energy		158,585

		Health Care - 7.05%
		Pharmaceuticals - 7.05%
		Amylin Pharmaceuticals, Inc.
	5,040,000	2.500%, 04/15/2011		7,982,100
		First Horizon Pharmaceutical
	4,760,000	1.750%, 03/08/2024		5,343,100
		Total Health Care		13,325,200

		Industrials - 3.13%
		Airlines - 3.13%
		JetBlue Airways Corp.
	6,050,000	3.750%, 03/15/2035		5,913,875
		Total Industrials		5,913,875

		Information Technology - 2.54%
		Semiconductor & Semiconductor Equipment - 2.54%
		Fairchild Semiconductor International
	4,830,000	5.000%, 11/01/2008		4,787,738
		Total Information Technology		4,787,738

		TOTAL CONVERTIBLE BONDS (Cost $32,694,250)		38,762,554

		SHORT TERM INVESTMENTS - 3.56%
		Investment Company - 0.39%
	736,885	SEI Daily Income Trust Treasury II Fund - Class B		736,885
		Total Investment Companies		736,885

		U.S. Treasury Obligations - 3.17%
		Public Finance, Taxation, And Monetary Policy - 3.17%
	$6,000,000	4.265%, 07/06/2006		5,996,648
		Total U.S. Treasury Obligations		5,996,648

		TOTAL SHORT TERM INVESTMENTS (Cost $6,733,533)		6,733,533

		Total Investments (Cost $173,601,967) - 95.57%		180,532,545

		Other Assets in Excess of Liabilities - 4.43%		8,359,023

		TOTAL NET ASSETS - 100.00%		$188,891,568

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration normally to qualified institutional buyers.
	The total value of these securities amounted to $1,479,000 (0.78% of net assets) at June 30, 2006.
(c)	Fair valued security. The total value of these securities amounted to $400,088 (0.21% of net assets) at
	June 30, 2006.

	The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

	Cost of investments		$ 173,601,967
	Gross unrealized appreciation		9,927,397
	Gross unrealized depreciation		(2,996,819)
	Net unrealized appreciation		$ 6,930,578

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements
	section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo High Yield Fund, Inc.

By (Signature and Title)  /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date  8/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kent W. Gasaway
Kent W. Gasaway, President and Treasurer

Date  8/17/06

* Print the name and title of each signing officer under his or her signature.